SUPPLEMENT TO THE SPARTAN
MUNICIPAL FUNDS

FEBRUARY 27, 1999 PROSPECTUS

SHAREHOLDER MEETING. On or about December 15, 1999, a meeting of the shareholders of Spartan Municipal Income Fund will be held to approve various proposals. Shareholders of record on October 18, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY CONNECTICUT MUNICIPAL FUNDS JANUARY 25,
1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about December 15, 1999, a
meeting of the shareholders of Spartan Connecticut Municipal Income Fund will be held to approve various proposals, including approval of an amended management contract with a management fee structure change. Shareholders of record on October 18, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Spartan(registered trademark) Connecticut Municipal Money Market Fund found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 4:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Connecticut Municipal Money Market Fund found under the heading "Principal
Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Spartan Connecticut Municipal Money Market Fund found under the heading
"Principal Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13:

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.


SUPPLEMENT TO THE SPARTAN(registered trademark) FLORIDA MUNICIPAL
FUNDS JANUARY 25, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about December 15, 1999, a
meeting of the shareholders of Spartan Florida Municipal Income Fund will be held to approve various proposals, including approval of an amended management contract with a management fee structure change. Shareholders of record on October 18, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces the first bullet under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 3.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces the first paragraph under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 8.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces the first paragraph under the "Description of Principal Security Types" section on page 9.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

The following information replaces the third paragraph under the heading "Principal Investment Strategies" for Spartan Florida
Municipal Money Market Fund on page 8.

FMR may invest the fund's assets in municipal securities subject to the Florida intangible tax, but expects the fund to be exempt from the Florida intangible tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the third paragraph under the heading "Principal Investment Strategies" for Spartan Florida
Municipal Income Fund on page 9.

FMR may invest the fund's assets in municipal securities subject to the Florida intangible tax, but expects the fund to be exempt from the Florida intangible tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the heading "Tax Consequences" on page 24.

TAXES ON DISTRIBUTIONS. Each fund seeks to earn income and pay dividends exempt from federal income tax, and also seeks exemption of fund shares from the Florida intangible tax.

A portion of each fund's income, and the dividends you receive, may be subject to federal income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS JANUARY 25, 1999,
PROSPECTUS

       SHAREHOLDER MEETING.    On or about December 15, 1999, a
meeting of the shareholders of Spartan New Jersey Municipal Income Fund will be held to approve various proposals, including approval of an amended management contract with a management fee structure change. Shareholders of record on October 18, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 11 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.
The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.